WARRANTS (Details 2) - Warrant [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volatility	72.60%	51.10%
Expected term (years)	1 year 9 months 18 days	2 years
Risk-free interest rate	0.60%	0.50%
Dividend yield	0.00%	0.00%